UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22924

Susa Registered Fund, L.L.C.

(Exact name of registrant as specified in charter)

c/o Susa Fund Manangement LLP
19 Berkeley Street, 5th Floor
London W1J 8ED, United Kingdom

(Address of principal executive offices) (Zip code)

c/o National Corporate Research Ltd.
850 New Burton Road, Suite 201
Dover, DE 19904

(Name and address of agent for service)

Registrant's telephone number, including area code: +44 207 399 0960

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference and Investments (unaudited)

Notional Amount		Effective Date - Termination Date	March 31, 2016 Fair Value
	Contracts For Difference, Net - (4.27%)
	Contracts For Difference - Long - (2.97%)
	Belgium - (0.10%)
	Food - (0.10%)
$5,183,834	Delhaize Group *	11/30/2015 - 11/28/2025	$(52,264)
	Total Belgium		$(52,264)
	Denmark - (0.78%)
	Commercial Services - 0.30%
3,163,420	ISS A/S *	12/09/2015 - 11/14/2025	159,835
	Retail - (1.08%)
5,980,432	Pandora A/S	02/03/2016 - 02/04/2026	(577,183)
	Total Denmark		$(417,348)
	France - 0.58%
	Engineering & Construction Services - 0.01%
2,132,144	BOUYGUES SA *	02/29/2016 - 02/27/2026	3,236
	Internet - (0.05%)
2,135,910	ILIAD SA *	03/02/2016 - 03/04/2026	(24,948)
	Software - 0.62%
1,119,841	UBISOFT ENTERTAINMENT *	02/18/2016 - 02/18/2026	343,248
273,916	WORLDLINE SA *	12/04/2015 - 12/04/2025	(11,666)
	Total France		$309,870
	Germany - (0.60%)
	Internet - (0.45%)
2,065,702	United Internet AG *	11/27/2015 - 11/27/2025	(240,875)
	Software - (0.15%)
2,704,002	SAP SE *	11/16/2015 - 11/14/2025	(82,064)
	Total Germany		$(322,939)
	Ireland - 0.00%
	Airlines - 0.04%
1,651,575	RYANAIR *	02/29/2016 - 02/27/2026	20,389
	Oil & Gas Services - (0.04%)
3,042,068	DCC PLC *	02/23/2016 - 02/12/2026	(19,556)
	Total Ireland		$833

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference and Investments (unaudited) (continued)

Notional Amount		Effective Date - Termination Date	March 31, 2016 Fair Value
	Contracts For Difference, Net - (continued)
	Contracts For Difference - Long - (continued)
	Italy - (0.07%)
	Telecommunications - (0.07%)
$282,376	Ei Towers SpA *	11/16/2015 - 11/14/2025	$(37,211)
	Total Italy		$(37,211)
	Jersey - 0.13%
	Commercial Services - 0.13%
1,626,847	Experian PLC	11/16/2015 - 11/14/2025	70,003
	Total Jersey		$70,003
	Luxembourg - (0.03%)
	Healthcare-Services - (0.03%)
854,779	EUROFINS SCIENTIFIC *	03/03/2016 - 03/04/2026	(14,890)
	Total Luxembourg		$(14,890)
	Netherlands - (0.59%)
	Home Furnishings - 0.85%
3,960,971	Steinhoff International H Nv *	12/09/2015 - 12/10/2025	455,813
	Software - (1.44%)
2,781,951	TomTom NV *	12/01/2015 - 12/01/2025	(772,948)
	Total Netherlands		$(317,135)
	Portugal - (1.25%)
	Media - (1.25%)
3,121,299	ZON OPTIMUS SGPS SA *	11/19/2015 - 11/14/2025	(671,061)
	Total Portugal		$(671,061)
	Spain - 0.11%
	Electrical Components & Equipment - 0.11%
526,907	Gamesa Corp. Tecnologica SA *	02/17/2016 - 02/17/2026	61,077
	Total Spain		$61,077
	Sweden - 0.04%
	Pharmaceuticals - 0.04%
1,342,371	Meda AB *	02/19/2016 - 02/13/2026	20,343
	Total Sweden		$20,343

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference and Investments (unaudited) (continued)

Notional Amount		Effective Date - Termination Date	March 31, 2016 Fair Value
	Contracts For Difference, Net - (continued)
	Contracts For Difference - Long - (continued)
	Switzerland - (0.32%)
	Diversified Financial Services - (0.27%)
$916,088	Julius Baer Gruppe AG *	12/03/2015 - 11/27/2025	$(143,954)
	Telecommunications - (0.05%)
2,681,609	Sunrise Communications Group AG *	03/16/2016 - 11/14/2025	(27,562)
	Total Switzerland		$(171,516)
	United Kingdom - (0.09%)
	Agriculture - 0.13%
2,750,219	Imperial Tobacco Group PLC *	02/26/2016 - 02/26/2026	72,041
	Entertainment - 0.17%
549,660	Ladbrokes PLC	12/22/2015 - 12/22/2025	1,389
1,935,757	Merlin Entertainments PLC-WI *	12/15/2015 - 12/15/2025	87,031
	Food - (0.01%)
1,933,637	J Sainsbury PLC *	03/15/2016 - 03/13/2026	(6,416)
	Home Builders - (0.38%)
3,310,667	Taylor Wimpey PLC *	12/31/2015 - 12/31/2025	(205,923)
	Internet - 0.11%
2,027,014	AUTO TRADER GROUP PLC-WI *	03/14/2016 - 03/12/2026	58,327
	Retail - (0.11%)
820,727	SPORTS DIRECT INTERNATIONAL *	02/18/2016 - 02/18/2026	(56,407)
	Total United Kingdom		$(49,958)
	Total Contracts for Difference - Long		$(1,592,196)
	Contracts For Difference - Short - (1.30%)
	Denmark - 0.00%
	Chemicals - 0.00%
(1,170,162)	NOVOZYMES A/S-B SHARES *	03/07/2016 - 03/05/2026	(827)
	Total Denmark		$(827)
	Finland - (0.03%)
	Forest Products & Paper - (0.03%)
(1,306,101)	STORA ENSO OYJ-R SHS *	11/16/2015 - 11/14/2025	(18,210)
	Total Finland		$(18,210)

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference and Investments (unaudited) (continued)

Notional Amount		Effective Date - Termination Date	March 31, 2016 Fair Value
	Contracts For Difference, Net - (continued)
	Contracts For Difference - Short - (continued)
	France - 0.01%
	Computers - 0.05%
$(1,290,380)	ATOS SE *	11/30/2015 - 11/28/2025	$28,627
	Machinery-Diversified - (0.04%)
(190,024)	Alstom *	02/29/2016 - 02/27/2026	(20,821)
	Media - (0.03%)
(144,303)	Societe Television Francaise (T.F.1) *	02/29/2016 - 02/27/2026	(14,848)
	Oil & Gas Services - 0.03%
(1,156,509)	Total SA *	02/22/2016 - 02/20/2026	13,647
	Total France		$6,605
	Germany - (0.11%)
	Aerospace & Defense - (0.03%)
(1,167,583)	MTU AERO ENG. HLDG AG *	03/02/2016 - 03/04/2026	(18,464)
	Leisure Time - (0.09%)
(516,387)	TUI AG *	03/23/2016 - 03/25/2026	(48,011)
	Media - (0.03%)
(984,213)	PROSIEBEN SAT 1 MEDIA SE *	01/29/2016 - 01/29/2026	(15,337)
	Telecommunications - 0.04%
(279,948)	FREENET AG *	12/22/2015 - 12/22/2025	20,435
	Total Germany		$(61,377)
	Netherlands - (0.12%)
	Auto Manufacturers - (0.07%)
(802,132)	FERRARI NV *	02/23/2016 - 02/23/2026	(37,754)
	Computers - (0.05%)
(884,714)	GEMALTO *	03/17/2016 - 03/18/2026	(24,437)
	Total Netherlands		$(62,191)
	Spain - (0.03%)
	Engineering & Construction Services - (0.02%)
(277,131)	ACS Actividades de Construccion y Servicios SA *	12/23/2015 - 12/23/2025	(8,604)
	Software - (0.01%)
(1,116,144)	Amadeus IT Holding SA *	04/01/2016 - 04/02/2026	(5,612)
	Total Spain		$(14,216)

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference and Investments (unaudited) (continued)

Notional Amount		Effective Date - Termination Date	March 31, 2016 Fair Value
	Contracts For Difference, Net - (continued)
	Contracts For Difference - Short - (continued)
	Sweden - (0.45%)
	Commercial Services - (0.30%)
$(1,163,991)	Securitas AB *	01/12/2016 - 01/12/2026	$(160,873)
	Food - (0.07%)
(1,169,081)	AXFOOD AB NPV	02/22/2016 - 02/20/2026	(39,328)
	Retail - 0.00%
(1,107,671)	Hennes & Mauritz AB *	03/24/2016 - 03/25/2026	(2,365)
	Telecommunications - (0.08%)
(566,969)	Telefonaktiebolaget LM Ericsson *	02/10/2016 - 02/11/2026	(40,184)
	Total Sweden		$(242,750)
	Switzerland - (0.26%)
	Building Materials - (0.08%)
(531,306)	LafargeHolcim Ltd *	03/09/2016 - 03/11/2026	(45,546)
	Machinery-Construction & Mining - (0.09%)
(568,128)	ABB LTD-REG *	02/15/2016 - 02/13/2026	(50,536)
	Telecommunications - (0.09%)
(1,296,573)	Swisscom AG *	11/16/2015 - 11/14/2025	(45,585)
	Total Switzerland		$(141,667)
	United Kingdom - (0.31%)
	Aerospace & Defense - 0.00%
—	ROLLS ROYCE HOLDING ENTITY *	01/06/2016 - 01/07/2026	(529)
	Airlines - (0.07%)
(1,662,988)	EasyJet PLC *	02/29/2016 - 02/27/2026	(34,842)
	Diversified Financial Services - (0.22%)
(992,154)	Hargreaves Lansdown PLC *	02/15/2016 - 02/13/2026	(115,055)
	Electronics - (0.11%)
(752,837)	Electrocomponents PLC *	11/16/2015 - 11/14/2025	(59,103)
	Food - 0.02%
(1,135,032)	WM Morrison Supermarkets PLC *	03/22/2016 - 03/20/2026	9,587
	Leisure Time - (0.03%)
(278,862)	Thomas Cook Group PLC *	03/24/2016 - 03/25/2026	(16,594)

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference and Investments (unaudited) (continued)

Notional Amount		Effective Date - Termination Date	March 31, 2016 Fair Value
	Contracts For Difference, Net - (continued)
	Contracts For Difference - Short - (continued)
	United Kingdom (continued)
	Media - 0.01%
$(832,878)	ITV PLC *	03/24/2016 - 03/25/2026	$3,592
	Retail - 0.27%
(1,329,462)	DIXONS CARPHONE PLC	02/22/2016 - 02/20/2026	40,332
(645,648)	Next Plc *	03/17/2016 - 03/18/2026	103,061
	Transportation - (0.18%)
(1,263,947)	Royal Mail PLC	11/16/2015 - 11/14/2025	(93,944)
	Total United Kingdom		$(163,495)
	Total Contracts for Difference - Short		$(698,128)
	Total Contracts for Difference, net		$(2,290,324)
	Securities Sold, Not Yet Purchased - (0.03%)
	Rights - (0.03%)
	France - (0.03%)
	Oil & Gas Services - (0.03%)
	TOTAL SA-SCRIP		$(16,789)
	Total Securities Sold, Not Yet Purchased		$(16,789)
*            Non-income producing securities.

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference and Investments (unaudited) (continued)

Contracts for Difference and Investments - By Industry	March 31, 2016 Percentage of Members' Capital (%)
Aerospace & Defense	(0.04)
Agriculture	0.13
Airlines	(0.03)
Auto Manufacturers	(0.07)
Building Materials	(0.08)
Chemicals	(0.00)
Commercial Services	0.13
Computers	0.01
Diversified Financial Services	(0.48)
Electrical Components & Equipment	0.11
Electronics	(0.11)
Engineering & Construction Services	(0.01)
Entertainment	0.16
Food	(0.16)
Forest Products & Paper	(0.03)
Healthcare-Services	(0.03)
Home Builders	(0.38)
Home Furnishings	0.85
Internet	(0.39)
Leisure Time	(0.12)
Machinery-Construction & Mining	(0.09)
Machinery-Diversified	(0.04)
Media	(1.30)
Oil & Gas Services	(0.04)
Pharmaceuticals	0.04
Retail	(0.92)
Software	(0.99)
Telecommunications	(0.24)
Transportation	(0.18)
Total Contracts for Difference and Investments	(4.30)%

The Company recognizes transfers into and out of levels at the end of the reporting period.  There were no such transfers for the period from January 1, 2016 to March 31, 2016.

The following is a summary of the level within the fair value hierarchy, as of March 31, 2016, in which the Company’s investments are measured.

Investments measured at fair value	Level 1	Level 2	Level 3	Total
Assets:
Contracts for Difference	$—	$1,572,013	$—	$1,572,013
Liabilities:
Contracts for Difference	—	(3,862,337)	—	(3,862,337)
Rights	(16,789)	—	—	(16,789)
Total	$(16,789)	$(2,290,324)	$—	$(2,307,113)

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Susa Registered Fund, L.L.C.

By (Signature and Title)*	/s/ Reza Amiri
Reza Amiri, Chief Executive Officer
(principal executive officer)

Date	May 25th, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Reza Amiri
Reza Amiri, Chief Executive Officer
(principal executive officer)

Date	May 25th, 2016

By (Signature and Title)*		/s/ Graeme White
Graeme White, Manager and Chief Financial Officer
(principal financial officer)

Date	May 25th, 2016

*	Print the name and title of each signing officer under his or her signature.